Class A Ordinary Shares Subject to Possible Redemption (Details)	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Number of votes per share	1	1
Ordinary shares, outstanding, subject to possible redemption	2,011,744
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding	2,811,744	29,550,000	29,550,000
Class A Ordinary Shares Subject To Possible Redemption [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Ordinary shares, outstanding, subject to possible redemption	2,011,744	28,750,000	28,750,000